INCOME TAXES (Schedule of Components of Provision (Benefit) for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Federal			$ 1
Foreign	$ (5,193)	$ 2,042	2,730
Total Current	(5,193)	2,042	2,731
Deferred
Foreign	1,031	(424)	(380)
Total Deferred	1,031	(424)	(380)
Total	$ (4,162)	$ 1,618	$ 2,351